Schedule of movement in the allowance for impairment losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Trade Receivables
As at April 1
Impairment losses recognized	33,583
Exchange difference	1,532
As at March 31	$ 35,115